SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments in Financial Assets	$ 19,352	$ 9,449
Total Financial Assets Measured at Fair Value	19,352	9,449
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments in Financial Assets	19,352	9,449
Total Financial Assets Measured at Fair Value	19,352	9,449
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments in Financial Assets
Total Financial Assets Measured at Fair Value
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investments in Financial Assets
Total Financial Assets Measured at Fair Value